Income and expenses - Gains and Losses (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 19, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of intangible assets			$ 1,692
Gain (loss) on disposal				$ (821)	$ 11,747
Ultracore Polska Zoo
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal	$ (821)
Hidro Nitro Española S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Cash proceeds		$ 20,533
Gain (loss) on disposal		$ 11,747